Risk Management Section - Non-performing Loans: ING Bank portfolio, outstandings by economic sector and business lines (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non performing Loans [line items]
Financial assets	€ 878,985	€ 876,444
Non performing Loans [member]
Non performing Loans [line items]
Financial assets	11,477	11,102
Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	4,487	4,370
Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	4,316	4,229
Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	2,399	2,188
Non performing Loans [member] | Corporate Line [member]
Non performing Loans [line items]
Financial assets	275	313
Private Individuals [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	3,746	3,698
Private Individuals [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets		1
Private Individuals [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	2,173	2,163
Private Individuals [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	1,573	1,535
Natural resources [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,196	1,022
Natural resources [Member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	1,108	925
Natural resources [Member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	35	43
Natural resources [Member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	53	54
Food, Beverages & Personal Care [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,119	775
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	599	372
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	351	294
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	168	109
Transportation & Logistics [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	787	804
Transportation & Logistics [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	651	599
Transportation & Logistics [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	96	177
Transportation & Logistics [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	40	28
Services [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	737	563
Services [Member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	320	260
Services [Member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	357	265
Services [Member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	60	38
Builders & Contractors [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	691	889
Builders & Contractors [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	265	405
Builders & Contractors [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	258	332
Builders & Contractors [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	168	152
Real estate [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	631	1,159
Real estate [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	312	823
Real estate [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	311	333
Real estate [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	9	3
General Industries [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	605	693
General Industries [Member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	248	373
General Industries [Member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	204	186
General Industries [Member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	153	135
Non-Bank Financial Institutions [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	462	54
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	426	25
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	34	27
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	2	2
Retail [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	325	258
Retail [Member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	89	80
Retail [Member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	172	134
Retail [Member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	63	44
Other [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,178	1,187
Other [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	467	507
Other [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	326	274
Other [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	110	90
Other [member] | Non performing Loans [member] | Corporate Line [member]
Non performing Loans [line items]
Financial assets	€ 275	€ 314